SEGMENT	12 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
SEGMENT

NOTE 19 – SEGMENT

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

The management of the Company concludes that it has four reporting segments listed as below. The Company and all its subsidies are located in Ontario Canada. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

The summary of key information by segments for the years ended March 31, 2023, 2022 and 2021 was as follows:

	Rental	Education	Construction	Real Estate	Total for the year ended March 31, 2023
Revenue from external customers	$7,090,140	$1,342,371	$–	$–	$8,432,511
Revenue from inter segment	$23,956	$–	$–	$–	$23,956
Cost of revenue	$3,899,012	$770,179	$–	$–	$4,669,191
Gross profit	$3,191,128	$572,192	$–	$–	$3,763,320
Interest Expenses	$2,659,131	$37,351	$6,154	$159,792	$2,862,429
Depreciation & amortization	$1,341,355	$19,856	$–	$–	$1,361,211
Income tax recovery	$786,857	$70,514	$–	$4,493	$861,864
Capital expenditure	$17,311,573	$125,650	$–	$–	$17,437,223
Segment assets	$92,514,173	$3,637,457	$–	$49,996	$96,201,626
Segment profit (loss)	$(2,941,734)	$(452,205)	$(6,154)	$(172,015)	$(3,572,108)

	Rental	Education	Construction	Real Estate	Total for the year ended March 31, 2022
Revenue from external customers	$2,298,198	$669,442	$8,117	$2,272,704	$5,248,461
Revenue from inter segment	$136,977	$–	$–	$–	$136,977
Cost of revenue	$1,322,188	$319,913	$4,663	$990,261	$2,637,025
Gross profit	$976,010	$349,529	$3,454	$1,282,443	$2,611,436
Interest Expenses	$657,961	$17,554	$25,415	$205,468	$906,398
Depreciation & amortization	$494,729	$–	$–	$–	$494,729
Income tax expense	$(34,800)	$22,942	$1,323	$323,302	$312,767
Capital expenditure	$11,464,280	$591,326	$–	$–	$12,055,606
Segment assets	$24,296,502	$4,395,712	$186,005	$7,348,365	$36,226,584
Segment profit (loss)	$(338,321)	$(388,908)	$(20,945)	$691,700	$(56,474)

	Rental	Education	Construction	Real Estate	Total for the year ended March 31, 2021
Revenue from external customers	$674,898	$358,241	$78,219	$6,613,863	$7,725,221
Revenue from inter segment	$80,596	$–	$–	$–	$80,596
Cost of Revenue	$256,981	$124,762	$19,529	$3,058,175	$3,459,447
Gross profit	$417,917	$233,479	$58,690	$3,555,688	$4,265,774
Interest Expenses	$128,120	$410	$12,540	$620	$141,690
Depreciation & amortization	$53,763	$–	$–	$–	$53,763
Income tax expense	$56,422	$29,631	$64,476	$852,597	$1,003,126
Capital expenditure	$–	$2,511,731	$–	$49,995	$2,561,726
Segment assets	$6,601,394	$3,103,630	$557,264	$3,404,814	$13,667,102
Segment profit (loss)	$77,758	$8,843	$167,806	$2,659,239	$2,913,646